Other capital reserve	12 Months Ended
Mar. 31, 2024
Disclosure of reserves within equity [abstract]
Other capital reserve

30. Other capital reserve

Other capital reserves

	Share-based payments (Refer note 30.2)	Equity Instruments (Refer note 30.1)	Reserve on expiry of warrant (Refer note 36)	Warrant (Refer note 36)	Total
March 31, 2022	239,932	341	-	23,258	263,531
Share-based payments expense during the year	152,054	-	-	-	152,054
Exercised during the year	(129,673)	-	-	-	(129,673)
Forfeited during the year	(4,518)	-	-	-	(4,518)
Expired during the year	-	-	23,258	(23,258)	-
March 31, 2023	257,795	341	23,258	-	281,394
Share-based payments expense during the year	229,260	-	-	-	229,260
Exercised during the year	(122,660)	-	-	-	(122,660)
Forfeited during the year	(9,301)	-	-	-	(9,301)
Expired during the year	-	-	-	-	-
March 31, 2024	355,096	341	23,258	-	378,693

30.1 Equity instruments

The Parent Company reserved 1,844 shares for the issuance at exercise price of INR 445.81 ($ 5.42). These shares are considered as equity instrument and are recorded at fair value at the date of transaction under IAS 32.

30.2 Share based payments

2006 Share Plan and 2006 India Share Plan

The Parent Company has reserved an aggregate of 1,316,765 ordinary shares as at March 31, 2024 (1,316,765 ordinary shares as at March 31, 2023) for issuance to officers, directors and employees of the Company pursuant to its 2006 Share Plan and 2006 India Share Plan, both of which have been adopted by the board of directors (and the board of directors of Yatra India, in relation to the 2006 India Share Plan) and approved by the Company shareholders (and the shareholders of Yatra India, in relation to the 2006 India Share Plan) (collectively, the “Plan”). Out of such reserved shares, options to purchase 191,411 ordinary shares have been granted and are outstanding as at March 31, 2024 (March 31, 2023: 203,855 ordinary shares).

The share-based payment awards have the following vesting period under the same plan:- 1) 60 months, the first tranche vests after two years, while the remaining awards vest in equal installments on quarterly basis over the remainder of the vesting period.

2) 12 equal installments over 12 months.

3) 50% vest over 16 equal quarterly installments starting Dec 1, 2013; 25% vest if the “2015 Milestones” are met and then in eight quarters starting July 1, 2015; 25% vest if the “2016 Milestones” are met and then in four quarters starting July 1, 2016.

The Company has used the volatility of stocks of comparative companies with estimated life of options similar to its grants. The risk-free interest rate that is used in the option valuation model is based on U.S. treasury zero coupon bonds with a remaining term similar to the expected term of the options. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore has used an expected dividend yield of zero in the option valuation model. The Company is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. All stock-based payment awards are amortized on a graded-vesting basis over the requisite service periods of the awards, which are generally the vesting periods.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31,
	2023		2024
	No. of shares	Weighted average EP per share*	No. of shares	Weighted average EP per share*
Number of options outstanding at the beginning of the year	204,224	329.33	203,855	356.65
Granted during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Expired during the year	369	356.65	12,444	361.70
Exercised during the year	-	-	-	-
Number of options outstanding at the end of the year	203,855	356.65	191,411	356.65

Vested/exercisable	203,855	356.65	191,411	356.65

*	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 83.34 per USD as at March 31, 2024 (March 31, 2023 INR 82.19 per USD).

The weighted average remaining contractual life for the share options outstanding as at March 31, 2024 was 0.33 years (March 31, 2023: 1.33 years).

The range of exercise prices for options outstanding at the end of the year was USD 4.34 (March 31, 2023: USD 4.34) and INR 361.70 (March 31, 2023: INR 356.65) determined based on the exchange rate as at the end of the respective reporting period.

During the year ended March 31, 2024, share based payment expense for these options was recognized under personnel expenses (refer to Note 11) amounted to INR Nil (March 31, 2023: INR Nil and March 31, 2022: INR Nil).

The Company did not grant any options during the fiscal year ended March 31, 2024 and March 31, 2023.

2016 Stock Option and Incentive Plan (the “2016 Plan”)

On December 13, 2016, the Company’s board of directors approved the 2016 Plan and on December 15, 2016, the Company shareholders approved the 2016 Plan. The 2016 Plan enables the Company to make equity based awards to its officers, employees, non-employee directors and consultants. The 2016 Plan provides for the grant of incentive share options, non-qualified share options, share appreciation rights, restricted share awards, restricted share units, unrestricted share awards, cash-based awards, performance share awards and dividend equivalent rights. The Company has reserved for issuance 7,588,646 authorized but unissued ordinary shares under the 2016 Plan as on March 31, 2024, which shares are subject to an annual increase on January 1 of each year equal to three percent of the number of shares issued and outstanding on the immediately preceding December 31 or such lesser number of shares as determined by the administrator of the 2016 Plan. The 2016 Plan limits the number or value of shares that may be granted to any participant in any one calendar year, among other limits.

During the year ended March 31, 2024, the Company pursuant to the “2016 Plan”, options to purchase Nil (March 31, 2023: Nil) ordinary shares have been granted and 189,081 (March 31, 2023: 271,370) are outstanding as at March 31, 2024.

The share-based payment awards have the following vesting period under the same plan:- 1) 21,769 share options will vest over a period of one year and four months in equal monthly installments commencing from first vesting on September 1, 2018 equivalent to 1/6th of the total number of stock options, with the last such vesting on June 1, 2022

2) 466,100 share options will vest over a period of four years in equal quarterly installments, with first such vesting on January 1, 2021 equivalent to 1/6th of the total number of stock options and with the last such vesting on October 01, 2024

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31, 2023		March 31, 2024
	No. of shares	Weighted average EP per share*	No. of shares	Weighted average EP per share*
Number of options outstanding at the beginning of the year	407,323	246.66	271,370	259.07
Granted during the year	-	-	-	-
Forfeited during the year	54,545	164.38	62,331	150.48
Expired during the year	81,408	362.67	19,958	741.60
Number of options outstanding at the end of the year	271,370	259.07	189,081	270.94

Vested/exercisable	175,918	311.02	156,759	342.30

*	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 83.34 per USD as at March 31, 2024 (March 31, 2023 INR 82.19 per USD).

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

The weighted average remaining contractual life for the share options outstanding as at March 31, 2024 was 4.30 years (March 31, 2023: 5.30).

The range of exercise prices for options outstanding at the end of the year was USD 2.00 to USD 10.00 (March 31, 2023: USD 2.00 to USD 10.00) and INR 166.68 to INR 833.40 (March 31, 2023: INR 164.38 to INR 821.90) determined based on the exchange rate as at the end of the respective reporting period.

During the year ended March 31, 2024, share based payment expense for these options was recognized under personnel expenses (refer to Note 11) amounted to INR Nil (March 31, 2023: 1,568 and March 31, 2022: 11,192).

The expected life of share options has been taken as mid point between first and last available exercise date.

The expected volatility reflects the assumption based on historical volatility on the share prices of similar entities over a period.

The expected life of the share options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

Restricted Stock Unit Plan (RSU) and Performance Stock Units (PSU) “2016 Plan”

The Parent Company pursuant to the “2016 Plan” had approved a grant of 1,981,685 RSUs and PSU’s (March 31, 2023: 1,981,685) and 4,578,910 are outstanding as at March 31, 2024 (March 31, 2023: 3,619,769)

The stock units have the following vesting period:-

The stock units have the following vesting period:-

1. 687,857 RSUs granted, vesting of these RSUs commenced from July 1, 2020 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on June 30, 2024.

2. 1,609,934 PSUs granted, vesting of these PSUs was linked to the performance of the Yatra share price and the trigger price points range from $1.80 to$10.00. The outstanding PSUs got expired in June 2024 with the expiry of 4 years from the grant date.

3. 692,000 RSUs granted, vesting of these RSUs commence from April 1, 2021 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on March 1, 2025. Out of these 29,793 RSUs have been considered vested on grant date.

4. 1,280,154 PSUs granted, vesting of these PSUs was linked to the performance of the Yatra share price and the trigger price points range from $2.50 to $4.00.

5. 91,196 RSUs granted to directors on quarterly basis in lieu of compensation for the financial year ended March 31, 2024. During the Financial Year 2023, 67,877 RSUs granted to directors in lieu of compensation.

6. 649,500 RSUs granted, vesting of these RSUs commenced from April 01, 2022 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on March 1, 2026.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

7. 1,248,185 PSUs granted, vesting of these PSUs was linked to the performance of the Yatra share price and the trigger price points range from $2.50 to $4.00.

8. 84,000 RSUs granted, vesting of these RSUs commenced from October 01, 2022 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on September 1, 2026.

9. 475,876 RSUs granted, vesting of these RSUs commenced from July 20, 2023 with first vesting equivalent to equal monthly installments over a period of three years, with last such vesting on March 1, 2026.

10. 1,248,184 PSUs granted, vesting of these PSUs is linked to the performance of the Yatra share price and the trigger price points range from $2.75 to $4.25.

11. 167,873 RSUs granted, with fully vested on September 1, 2023.

12. 25,000 RSUs granted, vesting of these RSUs commenced on April 1, 2024, with last such vesting on March 1, 2027.

	March 31, 2023	March 31, 2024
	No. of shares	No. of shares
Number of RSU/PSU’s outstanding at the beginning of the year	2,762,509	3,619,800
Granted during the year	2,049,562	1,983,129
Expired during the year	-	117,969
Vested/exercised during the year	1,062,081	906,050
Vested PSUs net settled for employee’s tax obligation*	130,190	-
Number of RSU/PSU’s outstanding at the end of the year	3,619,800	4,578,910

Vested/exercisable and not exercised	-	-

*	As per Tax laws applicable in India, the Company is obliged to withhold an amount for an employee’s tax obligation associated with a share-based payment and transfer that amount in cash, to the tax authority on the employee’s behalf. Accordingly, during the year ended March 31, 2023, the Group settled the transaction on a net basis by withholding the number of vested PSUs with a fair value equal to the monetary value of the employee’s tax obligation of INR 27,340 which has been paid to the tax authority on the employee’s behalf before March 31, 2023. Total tax liability paid of INR 27,340 is recognized in equity as transaction with equity shareholders. The Group is not expected to transfer material amount to the tax authority to settle the employee’s tax obligation.

The weighted average remaining contractual life for RSU’s/PSU’s outstanding as at March 31, 2024 was 1.27 years (March 31, 2023: 1.82).

The range of exercise prices for RSU’s/PSU’s outstanding at the end of the year is Nil (March 31, 2023: Nil).

During the year ended March 31, 2024, share based compensation cost for these RSU’s/PSU’s is recognized under personnel expenses amounting to INR 229,238 (March 31, 2023: 138,196 and March 31, 2022: 198,366). Refer to Note 11

The following tables list the inputs to the model used for the years then ended

	March 31, 2023		March 31, 2024
	PSU’s	RSU’s	PSU’s	RSU’s
Weighted average Fair value of ordinary share at the measurement date (USD)	0.361-0.81	1.45-2.70	2.02	2.02
Risk-free interest rate (%)	2.80%	2.80%	4.15%	4.15%
Expected volatility (%)	45.00%	45.00%	55.00%	55.00%
Expected life	4 years	4 years	4 years	4 years
Dividend Yield	0%	0%	0%	0%
Model used	Monte Carlo Simulation	Black-Scholes Valuation	Monte Carlo Simulation	Black-Scholes Valuation

The expected life of RSU’s and PSU’s options has been taken as the vesting period.

The expected volatility reflects the assumption based on median of historical volatility on the share prices of the similar entities over a period.